Revenues - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability	$ 262,217,000	$ 242,823,000	$ 194,882,000
Unbilled revenue	81,340,000	89,173,000
RevenueRemainingPerformanceObligation2023	343,557,000	331,996,000
ContractWithCustomerLiabilityRevenueRecognized2023	$ 180,014,000	$ 141,307,000